ING MUTUAL FUNDS

ING Diversified International Fund

ING PARTNERS, INC.

ING Solution Aggressive Growth Portfolio

ING Solution Conservative Portfolio

ING Solution Growth Portfolio

ING Solution Income Portfolio

ING Solution Moderate Portfolio

ING Solution 2015 Portfolio

ING Solution 2025 Portfolio

ING Solution 2035 Portfolio

ING Solution 2045 Portfolio

ING Solution 2055 Portfolio

ING SERIES FUND, INC.

ING Capital Allocation Fund

ING Global Target Payment Fund

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING Strategic Allocation Conservative Portfolio

ING Strategic Allocation Growth Portfolio

ING Strategic Allocation Moderate Portfolio

Supplement dated July 28, 2011 to the Current Prospectuses for the above-named Funds (“Funds”) and Portfolios (“Portfolios”)

Effective immediately, the Funds’ and Portfolios’ Prospectuses are revised as follows:

All references to ING Clarion Real Estate Securities, LLC are hereby deleted and replaced with CBRE Clarion Securities LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE